Other expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other expenses
Administrative	$ 7,545	$ 7,113	$ 6,165
Professional services	8,589	6,737	5,522
Maintenance and repairs	7,190	5,481	4,731
Share-based payments to directors	1,807	1,363	931
Regulatory fees	1,695	1,558	1,321
Operating lease of spaces and equipment	1,110	883	691
Advertising and marketing	1,304	987	1,012
Other	1,077	856	1,799
Total	$ 30,317	$ 24,978	$ 22,172